Investment Instruments - Schedule of Unrealized Gains and Losses on the FVTOCI Portfolio (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Acquisition cost	$ 3,928,492	$ 3,552,857
Unrealized Gains	49,716	51,804
Unrealized Losses	(7,309)	(5,771)
Fair Value	3,970,899	3,598,890
Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	14,622	412,936
Unrealized Gains	252	85
Unrealized Losses	(18)	(59)
Fair Value	14,856	412,962
Chilean mortgage finance bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	29	40
Unrealized Gains	1	1
Fair Value	30	41
Chilean financial institution bonds [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	273,028	117,641
Unrealized Gains	4,135	1,008
Unrealized Losses		(66)
Fair Value	277,163	118,583
Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Acquisition cost	391,058	697,663
Unrealized Gains	3,724	18,965
Unrealized Losses	(91)	(205)
Fair Value	394,691	716,423
Chilean corporate bonds [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Acquisition cost	193,389	160,481
Unrealized Gains	23,848	5,520
Unrealized Losses	(52)	(74)
Fair Value	217,185	165,927
Unlisted securities [member] | Equity instruments [member]
Disclosure of financial assets [line items]
Acquisition cost	6,466	6,965
Unrealized Gains	4,329	3,711
Fair Value	10,795	10,676
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Acquisition cost	1,171,350	477,127
Unrealized Gains	29	2,023
Unrealized Losses	(538)	(1,250)
Fair Value	1,170,841	477,900
Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Acquisition cost	1,781,626	1,593,550
Unrealized Gains	8,989	19,865
Unrealized Losses	(6,850)	(4,018)
Fair Value	1,783,765	1,609,397
Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Acquisition cost	96,924	86,454
Unrealized Gains	4,409	626
Unrealized Losses	240	(99)
Fair Value	101,573	86,981
IFRS9 [member]
Disclosure of financial assets [line items]
Fair Value	3,960,104	3,588,214
IFRS9 [member] | Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Fair Value	14,856	412,962
IFRS9 [member] | Chilean mortgage finance bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Fair Value	30	41
IFRS9 [member] | Chilean financial institution bonds [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Fair Value	277,163	118,583
IFRS9 [member] | Foreign government and central bank instruments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Fair Value	217,185	165,927
IFRS9 [member] | Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Fair Value	394,691	716,423
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Fair Value	1,170,841	477,900
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Fair Value	1,783,765	1,609,397
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Fair Value	$ 101,573	$ 86,981